Investments - Schedule of Cost or Amortized Cost and Fair Value of Available-For-Sale Fixed Maturity Securities in an Unrealized Loss Position (Details) $ in Millions	Dec. 31, 2020 USD ($)
Cost or Amortized Cost
Due after five years through ten years	$ 4.3
Due after ten years	11.9
Total	16.2
Total	43.3
Fair Value
Due after five years through ten years	4.2
Due after ten years	10.3
Total	14.5
Total	41.3
Asset-backed
Cost or Amortized Cost
Asset-backed	27.1
Fair Value
Asset-backed	$ 26.8